UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-22046

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period:03/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

	Shares	Value ($)

Common Stocks 79.6%
Australia 13.1%
Abacus Property Group	943,100	1,148,248
Aspen Group	920,939	1,421,845
Australand Property Group	815,114	1,351,995
Babcock & Brown Japan Property Trust (Unit)	749,591	742,676
CFS Retail Property Trust	7,975	16,180
CFS Retail Property Trust (Unit)	369,332	732,445
Compass Hotel Group Ltd.*	1,998,839	1,552,728
Goodman Group	593,655	2,351,927
GPT Group	832,291	2,502,747
ING Industrial Fund (Unit)	1,429,647	2,782,960
ING Real Estate Community Living Group (Unit)	2,281,281	1,404,757

ING Real Estate Entertainment Fund (Unit)	1,210,140	814,587
Macquarie Leisure Trust Group	948,975	2,190,820
MFS Diversified Group	2,672,179	985,999
Stockland	288,707	1,844,706
Valad Property Group	841,823	750,258
Westfield Group	44,151	720,971

(Cost $30,153,209)		23,315,849
Belgium 1.8%
Befimmo SCA	9,000	1,094,183
Cofinimmo	5,000	1,082,232
Warehouses De Pauw SCA	15,000	1,051,423

(Cost $2,884,550)		3,227,838
Bermuda 0.9%
Hongkong Land Holdings Ltd. (Cost $1,643,640)	390,000	1,617,380
Canada 3.8%
Canadian Real Estate Investment Trust	98,000	2,568,269
H&R Real Estate Investment Trust (Unit)	169,900	3,234,299
Morguard Real Estate Investment Trust (Unit)	73,200	909,250

(Cost $7,469,075)		6,711,818
China 0.5%
Guangzhou R&F Properties Co., Ltd. "H" (Cost $1,040,243)	330,000	876,795
Finland 1.8%
Sponda Oyj (Cost $3,358,637)	250,000	3,263,773
France 6.8%
Fonciere des Murs	30,000	1,136,277
Fonciere des Regions	14,000	2,060,789
Mercialys	30,000	1,369,347
Societe de la Tour Eiffel	10,000	1,487,742
Unibail-Rodamco	24,000	6,184,887

(Cost $11,677,451)		12,239,042
Germany 0.5%
IVG Immobilien AG (Cost $1,150,457)	30,000	838,962
Hong Kong 7.0%
Champion Real Estate Investment Trust	5,550,000	2,847,452
Kerry Properties Ltd.	234,000	1,426,955
The Link REIT	3,690,000	8,189,733

(Cost $13,026,185)		12,464,140
Japan 8.3%
AEON Mall Co., Ltd.	25,500	716,298
Japan Real Estate Investment Corp.	296	3,451,936
Mitsubishi Estate Co., Ltd.	172,000	4,188,732
Nippon Building Fund, Inc.	236	3,013,449
Nippon Commercial Investment Corp.	439	1,698,374
Nomura Real Estate Office Fund, Inc.	227	1,842,930

(Cost $15,967,319)		14,911,719
Malaysia 0.5%
SP Setia Bhd. (Cost $1,307,273)	775,000	906,787
Netherlands 2.4%
Corio NV	25,000	2,190,163
Eurocommercial Properties NV (CVA)	20,000	1,117,310
Wereldhave NV	7,750	955,969

(Cost $4,017,798)		4,263,442

Singapore 13.2%
Ascendas India Trust	1,347,000	1,021,942
Ascendas Real Estate Investment Trust	3,130,000	5,458,538
Ascott Residence Trust	950,000	894,019
CapitaCommercial Trust	875,000	1,422,825
Capitaland Ltd.	536,000	2,500,200
CapitaMall Trust	2,360,000	5,980,675
CDL Hospitality Trusts	762,000	1,150,263
Lippo-Mapletree Indonesia Retail Trust*	1,400,000	609,820
Macquarie MEAG Prime REIT	1,300,000	1,162,199
Mapletree Logistics Trust	1,280,000	926,507
Suntec Real Estate Investment Trust	2,330,000	2,471,924

(Cost $26,477,760)		23,598,912
Sweden 0.6%
Fabege AB	50,000	535,314
Klovern AB	127,500	519,473

(Cost $1,086,943)		1,054,787
United Kingdom 7.0%
Big Yellow Group PLC	93,750	808,713
Capital & Regional PLC	20,000	217,955
Conygar Investment Co. PLC*	140,000	476,515
Derwent London PLC	29,693	894,907
Equest Balkan Properties PLC	412,500	650,728
Great Portland Estates PLC	69,671	732,043
Land Securities Group PLC	66,500	1,991,233
London & Stamford Property Ltd.*	380,000	770,656
Mapeley Ltd.	73,639	2,064,385
Northern European Properties Ltd.	1,500,000	1,917,093
Segro PLC	130,000	1,310,388
Workspace Group PLC	123,750	673,155

(Cost $14,383,551)		12,507,771
United States 11.4%
BioMed Realty Trust, Inc. (REIT)	72,500	1,732,025
BRE Properties, Inc. (REIT)	8,300	378,148
CBL & Associates Properties, Inc. (REIT)	35,900	844,727
Cogdell Spencer, Inc. (REIT)	42,300	664,956
DCT Industrial Trust, Inc. (REIT)	78,600	782,856
Developers Diversified Realty Corp. (REIT)	21,200	887,856
Duke Realty Corp. (REIT)	53,750	1,226,037
Extra Space Storage, Inc. (REIT)	61,600	997,304
General Growth Properties, Inc. (REIT)	35,750	1,364,577
Home Properties, Inc. (REIT)	21,900	1,050,981
Host Hotels & Resorts, Inc. (REIT)	71,050	1,131,116
Inland Real Estate Corp. (REIT)	89,600	1,362,816
Liberty Property Trust (REIT)	32,900	1,023,519
Mack-Cali Realty Corp. (REIT)	35,900	1,281,989
Medical Properties Trust, Inc. (REIT)	21,800	246,776
Omega Healthcare Investors, Inc. (REIT)	57,700	1,001,672
Senior Housing Properties Trust (REIT)	36,025	853,793
Simon Property Group, Inc. (REIT)	9,650	896,582
UDR, Inc. (REIT)	104,600	2,564,792

(Cost $21,692,236)		20,292,522

Total Common Stocks (Cost $157,336,327)		142,091,537

Closed-End Investment Companies 4.4%
Canada 0.9%
Calloway Real Estate Investment Trust (Cost $1,970,314)	78,800	1,549,975
Luxembourg 0.7%
ProLogis European Properties (Cost $1,081,459)	75,000	1,188,879
Netherlands 2.0%
Nieuwe Steen Investments NV	100,000	2,865,294
Vastned Offices/Industrial NV	20,000	709,572

(Cost $3,541,363)		3,574,866
United Kingdom 0.8
Eurocastle Investment Ltd. (Cost $4,369,095)	127,751	1,534,202

Total Closed-End Investment Companies (Cost $10,962,231)		7,847,922
Preferred Stocks 7.9%
United States Real Estate Investment Trusts (“REITs”) 7.9%
Apartment Investment & Management Co., 8.0%, Series V	7,200	161,640
Ashford Hospitality Trust, 8.45%, Series D	43,350	792,495
BioMed Realty Trust, Inc., 7.375%, Series A	153,200	3,401,040
Corporate Office Properties Trust, 7.625%, Series J	46,400	1,097,128
Digital Realty Trust, Inc., 7.875%, Series B	18,800	404,200
Kilroy Realty Corp., 7.50%, Series F	18,600	394,134
LaSalle Hotel Properties, 7.25%, Series G	39,300	766,350
PS Business Parks, Inc., 6.70%, Series P	26,600	532,266
Public Storage, 6.625%, Series M	50,300	1,046,743
Public Storage, 7.25%, Series K	46,900	1,111,061
Regency Centers Corp., 7.25%, Series D	31,000	699,050
SL Green Realty Corp., 7.625%, Series C	31,100	705,037
Tanger Factory Outlet Centers, Inc., 7.50%, Series C	69,700	1,620,525
Taubman Centers, Inc., 7.625%, Series H	12,300	282,039
Taubman Centers, Inc., 8.0%, Series G	18,400	427,432
Vornado Realty Trust, 6.625%, Series I	17,400	369,750
Vornado Realty Trust, 6.75%, Series H	17,100	360,981

Total Preferred Stocks (Cost $16,113,119)		14,171,871
	Principal Amount ($)	Value ($)

Government & Agency Obligation 3.5%
US Treasury Obligation
US Treasury Bill, 3.03%**, 4/17/2008 (a) (Cost $6,308,493)	6,317,000	6,313,633
	Shares	Value ($)

Cash Equivalents 1.8%
Cash Management QP Trust, 2.84% (b) (Cost $3,193,546)	3,193,546	3,193,546
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $193,913,716)†	97.2	173,618,509
Other Assets and Liabilities, Net	2.8	4,970,367

Net Assets	100.0	178,588,876
Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.

**			Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $195,648,552. At March 31, 2008, net unrealized depreciation for all securities based on tax cost was $22,030,043. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,099,871 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,129,914.

(a)			At March 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)			Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
CVA: Certificaten Van Aandelen
REIT: Real Estate Investment Trust
At March 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	6/19/2008	51	5,739,943	5,951,366	211,423
DAX Index	6/20/2008	1	249,210	260,316	11,106
EOE Dutch Index	4/18/2008	48	6,344,868	6,696,673	351,805
Hang Seng Index	4/29/2008	18	2,580,109	2,616,975	36,866
IBEX 35 Index	4/18/2008	5	1,011,644	1,044,737	33,093
S&P 500 Index	6/19/2008	31	10,020,420	10,261,000	240,580
S&P/ TSE 60 Index	6/19/2008	16	2,435,649	2,449,764	14,115
United Kingdom Treasury Bond	6/26/2008	209	44,957,378	46,166,349	1,208,971
10 Year US Treasury Note	6/19/2008	241	27,580,170	28,667,703	1,087,533
2 Year US Treasury Note	6/30/2008	65	13,967,072	13,952,656	(14,416)
Total net unrealized appreciation					3,181,076

At March 31, 2008, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	6/16/2008	91	8,235,200	8,279,471	(44,271)
CAC 40 Index	4/18/2008	51	3,605,484	3,794,728	(189,244)
DJ Euro Stoxx 50 Index	6/20/2008	56	2,999,519	3,137,668	(138,149)
FTSE 100 Index	6/20/2008	9	984,956	1,019,644	(34,688)
10 Year Federal Republic of Germany	6/6/2008	131	23,776,988	23,986,530	(209,542)
10 Year Japanese Government Bond	6/11/2008	30	41,935,350	42,291,332	(355,982)
Russell E Mini 2000 Index	6/20/2008	7	474,372	483,000	(8,628)
S&P/MIB Index	6/20/2008	7	1,667,450	1,693,161	(25,711)
SPI 200 Index	6/19/2008	7	823,923	862,995	(39,072)

TOPIX Index	6/13/2008	72	8,934,342	8,779,695	154,647
Total net unrealized depreciation					(890,640)

As of March 31, 2008, open forward foreign currency exchange contracts were as follows:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
AUD	1,116,000	USD	1,022,334	4/30/2008	6,172
CAD	10,013,000	USD	9,833,055	4/30/2008	82,824
USD	1,039,777	EUR	660,000	4/30/2008	1,128
GBP	363,000	USD	725,557	4/30/2008	6,686
USD	2,261,743	SGD	3,112,000	4/30/2008	2,435
USD	18,739,486	EUR	12,072,000	6/18/2008	251,337
USD	42,139,806	SGD	57,914,000	6/18/2008	66,950
Total unrealized appreciation					417,532

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
AUD	24,696,000	USD	22,260,974	4/30/2008	(225,714)
EUR	21,163,000	USD	32,598,427	4/30/2008	(778,349)
GBP	5,620,000	USD	11,127,881	4/30/2008	(1,746)
JPY	514,221,000	USD	5,154,426	4/30/2008	(14,250)
JPY	1,235,670,000	USD	12,265,323	4/30/2008	(154,975)
MYR	4,112,000	USD	1,283,596	4/30/2008	(1,585)
SEK	5,852,000	USD	954,182	4/30/2008	(29,223)
SGD	35,933,000	USD	25,916,336	4/30/2008	(227,212)
USD	8,400,634	AUD	9,080,000	6/18/2008	(190,864)
USD	3,802,532	CAD	3,755,000	6/18/2008	(150,021)
CHF	14,132,000	USD	14,005,946	6/18/2008	(223,955)
DKK	28,902,000	USD	6,008,357	6/18/2008	(87,607)
USD	1,155,217	GBP	572,000	6/18/2008	(27,026)
HKD	20,269,000	USD	2,608,119	6/18/2008	(1,615)
JPY	1,229,364,000	USD	12,297,022	6/18/2008	(91,100)
USD	12,333,711	NOK	63,156,000	6/18/2008	(19,263)
USD	3,057,107	NZD	3,843,000	6/18/2008	(76,279)
SEK	20,939,000	USD	3,434,780	6/18/2008	(73,743)
Total unrealized depreciation					(2,374,527)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CHF	Swiss Franc	NOK	Norwegian Krone
DKK	Danish Krone	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar

HKD	Hong Kong Dollar	USD	United States Dollar

At March 31, 2008 the DWS RREEF World Real Estate & Tactical Strategies Fund, Inc. had the following real estate sector diversification:

Sector	Market Value ($)	As a % of Common and Preferred Stocks
Diversified	73,710,536	47.0%
Shopping Centers	22,184,078	14.0%
Office	21,903,737	14.0%
Industrial	8,875,057	6.0%
Hotels	5,951,294	4.0%
Apartments	5,398,678	4.0%
Storage	3,963,821	3.0%
Regional Malls	3,815,357	2.0%
Life Sciences Equipment	3,401,040	2.0%
Health Care	2,767,198	2.0%
Leisure Equipment & Products	2,190,820	1.0%
Retail	2,101,792	1.0%
Total Common and Preferred Stocks	156,263,408	100.0%

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Appreciation on Other Financial Instruments*
Level 1 - Quoted Prices	$ 45,919,732	$ 2,290,436
Level 2 - Other Significant	126,712,778	(1,956,995)
Observable Inputs
Level 3 - Significant	985,999	-
Unobservable Inputs
Total	$ 173,618,509	$ 333,441

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as forward foreign currency exchange contracts, unfunded loan commitments and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of the Fund’s assets in which significant unobservable inputs (Level 3) were used in determining fair value at March 31, 2008:

Investments in Securities at Market Value
Balance as of January 1, 2008	$ -
Total realized gains or losses	-
Change in unrealized appreciation (depreciation)	(976,468)
Net purchases (sales)	154,645
Net transfers in (out) of Level 3	1,807,822
Balance as of March 31, 2008	$ 985,999

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security.

FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	May 14, 2008